Revenue	12 Months Ended
Jun. 30, 2022
Revenue [Abstract]
Revenue	Note 7. Revenue

	2022	2021	2020

	US$	US$	US$
Sales-based royalties	90,683	68,613	59,061
Total Revenue	90,683	68,613	59,061